Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2021
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 4

Net fee and commission income
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Fee and commission income
Underwriting fees 393 420 257 813 460
of which: equity underwriting fees 262 275 123 537 230
of which: debt underwriting fees 131 145 133 276 230
M&A and corporate finance fees 330 238 117 568 335
Brokerage fees 1,037 1,358 959 2,395 2,204
Investment fund fees 1,405 1,437 1,197 2,842 2,492
Portfolio management and related services 2,426 2,284 1,813 4,710 3,872
Other 456 461 387 917 848
Total fee and commission income
1
6,047 6,197 4,730 12,244 10,211
of which: recurring 3,823 3,621 2,980 7,444 6,321
of which: transaction-based 2,182 2,482 1,675 4,664 3,776
of which: performance-based 42 94 75 136 114
Fee and commission expense
Brokerage fees paid 74 68 63 142 149
Distribution fees paid 153 132 144 285 300
Other 258 277 212 535 426
Total fee and commission expense 484 478 419 962 875
Net fee and commission income 5,563 5,719 4,311 11,282 9,336 of which: net brokerage fees 963 1,290 896 2,253 2,055
1 Reflects third-party fee and commission income

for the second quarter of 2021 of

USD
3,585

million for Global Wealth Management (first

quarter of 2021: USD
3,673

million; second quarter of 2020: USD
2,809
million), USD 400

million for

Personal

& Corporate

Banking (first

quarter of

2021: USD
389

million; second

quarter of

2020: USD
313

million), USD
805

million for

Asset Management

(first quarter

of 2021:
USD 815

million; second quarter

of 2020: USD
700

million), USD
1,248

million for the

Investment Bank (first

quarter of 2021:

USD
1,305

million; second quarter

of 2020: USD
872

million) and USD
9

million for
Group Functions (first quarter of 2021: USD 15

million; second quarter of 2020: USD
36

million).